Capital and Reserves - Treasury Stock (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of share capital, reserves and other equity interest [Line Items]
Beginning balance (in shares)	36,539,861	36,324,556	36,231,146
Beginning balance	$ 110,174
Ending balance (in shares)	36,790,820	36,539,861	36,324,556
Ending balance	$ 105,601	$ 110,174
Treasury stock
Disclosure of share capital, reserves and other equity interest [Line Items]
Beginning balance (in shares)	5,439,976	5,655,281	5,748,691
Beginning balance	$ 110,174	$ 114,097	$ 115,799
Repurchase of common stock (in shares)	(1)
Repurchase of common stock	$ 0
Restricted stock issued - directors (in shares)	(57,000)	(63,000)	(57,000)
Restricted stock issued - directors	$ (1,038)	$ (1,148)	$ (1,039)
Restricted stock units - vested (in shares)	(193,959)	(152,305)	(36,410)
Restricted stock units - vested	$ (3,535)	$ (2,775)	$ (663)
Ending balance (in shares)	5,189,016	5,439,976	5,655,281
Ending balance	$ 105,601	$ 110,174	$ 114,097
“Class A” | Treasury stock
Disclosure of share capital, reserves and other equity interest [Line Items]
Beginning balance (in shares)	318,140	318,140	318,140
Beginning balance	$ 10,708	$ 10,708	$ 10,708
Repurchase of common stock (in shares)	0
Repurchase of common stock	$ 0
Restricted stock issued - directors (in shares)	0	0	0
Restricted stock issued - directors	$ 0	$ 0	$ 0
Restricted stock units - vested (in shares)	0	0	0
Restricted stock units - vested	$ 0	$ 0	$ 0
Ending balance (in shares)	318,140	318,140	318,140
Ending balance	$ 10,708	$ 10,708	$ 10,708
“Class B” | Treasury stock
Disclosure of share capital, reserves and other equity interest [Line Items]
Beginning balance (in shares)	689,367	689,367	689,367
Beginning balance	$ 18,711	$ 18,711	$ 18,711
Repurchase of common stock (in shares)	0
Repurchase of common stock	$ 0
Restricted stock issued - directors (in shares)	0	0	0
Restricted stock issued - directors	$ 0	$ 0	$ 0
Restricted stock units - vested (in shares)	0	0	0
Restricted stock units - vested	$ 0	$ 0	$ 0
Ending balance (in shares)	689,367	689,367	689,367
Ending balance	$ 18,711	$ 18,711	$ 18,711
“Class E” | Treasury stock
Disclosure of share capital, reserves and other equity interest [Line Items]
Beginning balance (in shares)	4,432,469	4,647,774	4,741,184
Beginning balance	$ 80,755	$ 84,678	$ 86,380
Repurchase of common stock (in shares)	(1)
Repurchase of common stock	$ 0
Restricted stock issued - directors (in shares)	(57,000)	(63,000)	(57,000)
Restricted stock issued - directors	$ (1,038)	$ (1,148)	$ (1,039)
Restricted stock units - vested (in shares)	(193,959)	(152,305)	(36,410)
Restricted stock units - vested	$ (3,535)	$ (2,775)	$ (663)
Ending balance (in shares)	4,181,509	4,432,469	4,647,774
Ending balance	$ 76,182	$ 80,755	$ 84,678